UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700


Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     November 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $2,755,823 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    66418  2449032 SH       SOLE                  1680034        0   768998
ANSYS INC                      COM              03662Q105    55699  1135778 SH       SOLE                   782529        0   353249
AUTODESK INC                   COM              052769106    84849  3054314 SH       SOLE                  2306583        0   747731
BARD C R INC                   COM              067383109    91025  1039810 SH       SOLE                   717648        0   322162
BECTON DICKINSON & CO          COM              075887109   251028  3423726 SH       SOLE                  2369612        0  1054114
BLACKBAUD INC                  COM              09227Q100    63573  2854668 SH       SOLE                  1970525        0   884143
BROWN & BROWN INC              COM              115236101    94004  5281123 SH       SOLE                  3644339        0  1636784
COLGATE PALMOLIVE CO           COM              194162103   145774  1643825 SH       SOLE                  1136290        0   507535
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    22972   714300 SH       SOLE                   472900        0   241400
DANAHER CORP DEL               COM              235851102   175570  4186226 SH       SOLE                  2862008        0  1324218
DIGI INTL INC                  COM              253798102    13469  1224499 SH       SOLE                  1224499        0        0
EBAY INC                       COM              278642103   157181  5329978 SH       SOLE                  3678001        0  1651977
FIRST SOLAR INC                COM              336433107    85249  1348660 SH       SOLE                   980602        0   368058
GREENHILL & CO INC             COM              395259104    27114   948383 SH       SOLE                   644690        0   303693
JONES LANG LASALLE INC         COM              48020Q107    71191  1374072 SH       SOLE                   948102        0   425970
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    52726   667001 SH       SOLE                   458624        0   208377
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   105811  4481606 SH       SOLE                  3242259        0  1239347
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     3394   147746 SH       SOLE                   147746        0        0
NORTHERN TR CORP               COM              665859104   162763  4653020 SH       SOLE                  3240213        0  1412807
PAYCHEX INC                    COM              704326107    82626  3133316 SH       SOLE                  2161396        0   971920
PLUM CREEK TIMBER CO INC       COM              729251108    58919  1697475 SH       SOLE                  1249659        0   447816
QUALCOMM INC                   COM              747525103     6328   130125 SH       SOLE                   130125        0        0
QUANTA SVCS INC                COM              74762E102   143374  7630312 SH       SOLE                  5559767        0  2070545
SCHEIN HENRY INC               COM              806407102   294688  4752259 SH       SOLE                  3279768        0  1472491
SIGMA ALDRICH CORP             COM              826552101    62066  1004465 SH       SOLE                   693231        0   311234
SPDR S&P 500 ETF TR            TR UNIT          78462F103     6745    59600 SH       SOLE                    17000        0    42600
STRAYER ED INC                 COM              863236105    63409   827032 SH       SOLE                   569752        0   257280
SYSCO CORP                     COM              871829107    79620  3074134 SH       SOLE                  2121582        0   952552
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    74494  6517394 SH       SOLE                  4525007        0  1992387
VARIAN MED SYS INC             COM              92220P105    71495  1370692 SH       SOLE                   946211        0   424481
VERISK ANALYTICS INC           CL A             92345Y106    82249  2365504 SH       SOLE                  1637424        0   728080